Global Beta ETF Trust
Global Beta Low Beta ETF
Schedule of Investments
February 28, 2021 (Unaudited)

COMMON STOCKS - 100.6%	Number of Shares	Value
Communication Services - 15.4%
Activision Blizzard, Inc.	19	$1,817
AT&T, Inc.	897	25,017
Charter Communications, Inc. - Class A *	16	9,815
Electronic Arts, Inc.	9	1,206
Netflix, Inc. *	10	5,389
Take-Two Interactive Software, Inc. *	4	738
T-Mobile U.S., Inc. *	99	11,877
Verizon Communications, Inc.	451	24,940
		80,799
Consumer Discretionary - 12.1%
Amazon.com, Inc. *	9	27,836
Dollar General Corp.	32	6,048
Dollar Tree, Inc. *	48	4,714
Domino's Pizza, Inc.	2	693
eBay, Inc.	42	2,370
Target Corp.	108	19,811
Tractor Supply Co.	15	2,384
		63,856
Consumer Staples - 33.4%
Altria Group, Inc.	109	4,752
Brown-Forman Corp. - Class B	9	644
Campbell Soup Co.	39	1,774
Church & Dwight Co, Inc.	12	945
Clorox Co.	8	1,448
Coca-Cola Co.	136	6,663
Colgate-Palmolive Co.	41	3,083
Conagra Brands, Inc.	69	2,341
Costco Wholesale Corp.	73	24,163
General Mills, Inc.	67	3,686
Hershey Co.	12	1,748
Hormel Foods Corp.	43	1,994
J. M. Smucker Co.	15	1,680
Kellogg Co.	47	2,712
Kimberly-Clark Corp.	30	3,850
Kroger Co.	872	28,087
McCormick & Co., Inc.	13	1,096
Mondelez International, Inc. - Class A	100	5,316
Procter & Gamble Co.	115	14,206
Tyson Foods, Inc. - Class A	136	9,203
Walgreens Boots Alliance, Inc.	656	31,442
Walmart, Inc.	189	24,555
		175,388
Energy - 0.1%
Cabot Oil & Gas Corp.	18	333
Financials - 2.2%
Aon PLC - Class A	11	2,505
Cboe Global Markets, Inc.	8	792
Progressive Corp.	94	8,079
		11,376
Health Care - 24.5%
AbbVie, Inc.	85	9,158
ABIOMED, Inc. *	1	325
Alexion Pharmaceuticals, Inc. *	8	1,222
Amgen, Inc.	24	5,398
Baxter International, Inc.	31	2,408
Becton Dickinson and Co.	15	3,617
Bio-Rad Laboratories, Inc. - Class A *	1	585
Bristol-Myers Squibb Co.	138	8,464
Cerner Corp.	16	1,106
CVS Health Corp.	389	26,503
Danaher Corp.	20	4,393
DaVita, Inc. *	22	2,247
DexCom, Inc. *	1	398
Eli Lilly and Co.	30	6,147
Gilead Sciences, Inc.	84	5,158
IDEXX Laboratories, Inc. *	1	520
Incyte Corp. *	6	472
Johnson & Johnson	116	18,381
Merck & Co, Inc.	127	9,223
PerkinElmer, Inc.	5	630
Pfizer, Inc.	273	9,143
Quest Diagnostics, Inc.	14	1,618
Regeneron Pharmaceuticals, Inc. *	4	1,802
Thermo Fisher Scientific, Inc.	13	5,851
Vertex Pharmaceuticals, Inc. *	6	1,275
Viatris, Inc. *	140	2,079
West Pharmaceutical Services, Inc.	2	561
		128,684
Industrials - 8.4%
3M Co.	39	6,827
A.O. Smith Corp.	11	653
C.H. Robinson Worldwide, Inc.	37	3,362
Expeditors International of Washington, Inc.	21	1,929
Huntington Ingalls Industries, Inc.	11	1,935
Northrop Grumman Corp.	26	7,583
Republic Services, Inc.	22	1,960
Rollins, Inc.	12	398
United Parcel Service, Inc. - Class B	104	16,414
Waste Management, Inc.	28	3,105
		44,166
Information Technology - 1.1%
Akamai Technologies, Inc. *	6	567
Broadridge Financial Solutions, Inc.	7	997
Citrix Systems, Inc.	5	668
F5 Networks, Inc. *	3	570
FLIR Systems, Inc.	10	534
Jack Henry & Associates, Inc.	2	297
Juniper Networks, Inc.	43	1,001
NortonLifeLock, Inc.	27	527
Tyler Technologies, Inc. *	1	463
		5,624
Materials - 1.0%
Ball Corp.	26	2,220
Newmont Corp.	42	2,284
Sealed Air Corp.	23	964
		5,468
Real Estate - 0.4%
Digital Realty Trust, Inc.	6	808
Extra Space Storage, Inc.	3	377
Public Storage	3	702
		1,887
Utilities - 2.0%
Alliant Energy Corp.	14	646
American Electric Power Co., Inc.	38	2,844
CMS Energy Corp.	24	1,299
Consolidated Edison, Inc.	36	2,363
WEC Energy Group, Inc.	17	1,371
Xcel Energy, Inc.	37	2,168
		10,691
TOTAL COMMON STOCKS (Cost $517,756)		528,272
Money Market Fund - 0.0% #
First American Government Obligations Fund - Class X, 0.03% (a)	110	110
TOTAL MONEY MARKET FUND (Cost $110)		110
TOTAL INVAESTMENTS - 100.6% (Cost $517,866)		528,382
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(3,425)
TOTAL NET ASSETS - 100.0%		$524,957

* Non-income producing security.
(a) 7-day net yield.
(#) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advisors LLC.

Global Beta ETF Trust - Organization and Investment Valuation
1. Organization
Global Beta ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 22, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three operational exchange traded funds. The Global Beta Smart Income ETF ("GBDV”) is a diversified series of the Trust, and Global Beta Low Beta ETF ("GBLO") and Global Beta Rising Stars ETF ("GBGR") are non-diversified series' of the Trust, (all collectively, the "Funds"), and  pursuant to the 1940 Act. Global Beta Advisors LLC is the investment adviser to the Funds.

GLBO seeks to track the performance (before fees and expenses) of the Global Beta Low Beta Factor Index (the “Target Index”). There can be no guarantee that the Fund will achieve its investment objective.

2. Significant Accounting Policies
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services —Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
The net asset value (“NAV”) of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund's shares, securities held by each Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value GBLO's investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$80,799	$-	$-	$80,799
Consumer Discretionary	63,856	-	-	63,856
Consumer Staples	175,388	-	-	175,388
Energy	333	-	-	333
Financials	11,376	-	-	11,376
Health Care	128,684	-	-	128,684
Industrials	44,166	-	-	44,166
Information Technology	5,624	-	-	5,624
Materials	5,468	-	-	5,468
Real Estate	1,887	-	-	1,887
Utilities	10,691	-	-	10,691
Total Common Stocks	528,272	-	-	528,272

Short Term Investment
Money Market Fund	110	-	-	110

Total Investments in Securities	$528,382	$-	$-	$528,382